Financial Risk Management - Debt-equity Ratio (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016
Disclosure of detailed information about financial instruments [abstract]
Total Liabilities	₩ 21,788,084	₩ 20,019,861
Total equity	₩ 22,823,536	₩ 22,349,250	₩ 16,116,430
Debt-equity ratios	95.46%	89.58%